Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
Schedule of Supplemental Cash Flow Information	Supplemental cash flow information consists of the following (in thousands):
	Year Ended December 31,
	2022	2021
Supplemental cash flow information:
Cash paid for interest, net	$1,013	$230
Cash paid for Texas margin tax	$—	$—
Accrued capital expenditures	$(38)	$—